UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number:	3235-0456
Expires:	December  31, 2014
Estimated average burden hours per response	2

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing Form.
Please print or type.

  1.	Name and address of issuer:

	Rydex Series Funds
	805 King Farm Boulevard,
	Suite 600
	Rockville, MD 20850

  2.	Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)

This form is being filed for all series and classes of securities of the issuer, except for Managed Commodities Strategy Fund A-Class, C-Class,
 H-Class, Institutional Class, and Y-Class, Multi-Hedge Strategies Fund A-Class, C-Class, H-Class, and Institutional Class, Commodities Strategy Fund A-Class, C-Class and H-Class, Managed Futures Strategy Fund A-Class,
 C-Class, H-Class, Institutional Class, and Y-Class, which was already filed for the fiscal year ending December 31, 2012.

  3.	Investment Company Act File Number:  811 07584

	Securities Act File Number:   033-59692

  4(a).	Last day of fiscal year for which this Form is filed:
	March 28, 2013

  4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

  4(c).		Check box if this is the last time the issuer will be filing this Form.

  5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f) $42,482,407,310
	(ii)	Aggregate price of securities redeemed or repurchased during the
fiscal year		-$43,014,860,821
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]
-$43,014,860,821
	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]-$0
	(vi)	Redemption credits available for use in future years -
if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)] -$532,453,511
	(vii)	Multiplier for determining registration fee
(See Instruction C.9):x0.0001364
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
(enter 0 if no fee is due)=$0

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e 2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here __________.
If there is a number of shares or other units that were registered pursuant to rule 24e 2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here __________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D) +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$0

9.	Date the registration fee and any interest payment was sent to the
Commissions lockbox depository:

	Method of Delivery:
		?  Wire Transfer
		   Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)
		/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer
Date June 12, 2013
Please print the name and title of the signing officer below the signature.